Stockholders' equity (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders Equity
Statutory net income	R$ 33,389	R$ 29,695	R$ 26,236
Legal reserve	(1,669)	(1,485)	(1,312)
Dividend calculation basis	31,720	28,210	24,924
Mandatory dividend	7,930	7,053	6,231
Dividends and Interest on Capital Paid / Accrued	R$ 21,468	R$ 8,368	R$ 6,231